Mineral properties, plant and equipment - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	$ 329,429
Change in asset retirement provisions	6,992	$ 10,628
Mineral properties, plant and equipment at end of period	388,609	329,429
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	356,884	1,119
Acquired under the Acquisition		244,584
Additions	127,508	100,553
Change in asset retirement provisions	6,992	10,628
Transfers	0	0
Mineral properties, plant and equipment at end of period	491,384	356,884
Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(27,455)	(894)
Depreciation and depletion expense	(75,320)	(26,561)
Mineral properties, plant and equipment at end of period	(102,775)	(27,455)
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	98,034
Mineral properties, plant and equipment at end of period	161,124	98,034
Mineral properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	108,004	0
Acquired under the Acquisition		12,421
Additions	106,197	67,060
Change in asset retirement provisions	6,992	10,628
Transfers	0	17,895
Mineral properties, plant and equipment at end of period	221,193	108,004
Mineral properties [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(9,970)	0
Depreciation and depletion expense	(50,099)	(9,970)
Mineral properties, plant and equipment at end of period	(60,069)	(9,970)
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	3,964
Mineral properties, plant and equipment at end of period	3,964	3,964
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	3,964	0
Acquired under the Acquisition		3,964
Additions	0	0
Change in asset retirement provisions	0	0
Transfers	0	0
Mineral properties, plant and equipment at end of period	3,964	3,964
Exploration and evaluation assets [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0	0
Depreciation and depletion expense	0	0
Mineral properties, plant and equipment at end of period	0	0
Plant, buildings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	189,330
Mineral properties, plant and equipment at end of period	189,986	189,330
Plant, buildings and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	195,002	0
Acquired under the Acquisition		180,817
Additions	1,260	0
Change in asset retirement provisions	0	0
Transfers	8,677	14,185
Mineral properties, plant and equipment at end of period	204,939	195,002
Plant, buildings and equipment [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(5,672)	0
Depreciation and depletion expense	(9,281)	(5,672)
Mineral properties, plant and equipment at end of period	(14,953)	(5,672)
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	36,276
Mineral properties, plant and equipment at end of period	31,518	36,276
Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	47,615	623
Acquired under the Acquisition		19,176
Additions	11,157	27,816
Change in asset retirement provisions	0	0
Transfers	0	0
Mineral properties, plant and equipment at end of period	58,772	47,615
Right-of-use assets [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(11,339)	(450)
Depreciation and depletion expense	(15,915)	(10,889)
Mineral properties, plant and equipment at end of period	(27,254)	(11,339)
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	1,784
Mineral properties, plant and equipment at end of period	1,925	1,784
Assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	1,784	0
Acquired under the Acquisition		28,206
Additions	8,818	5,658
Change in asset retirement provisions	0	0
Transfers	(8,677)	(32,080)
Mineral properties, plant and equipment at end of period	1,925	1,784
Assets under construction [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0	0
Depreciation and depletion expense	0	0
Mineral properties, plant and equipment at end of period	0	0
Corporate assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	41
Mineral properties, plant and equipment at end of period	92	41
Corporate assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	515	496
Acquired under the Acquisition		0
Additions	76	19
Change in asset retirement provisions	0	0
Transfers	0	0
Mineral properties, plant and equipment at end of period	591	515
Corporate assets [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(474)	(444)
Depreciation and depletion expense	(25)	(30)
Mineral properties, plant and equipment at end of period	$ (499)	$ (474)